Intangable Assets, Net	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGABLE ASSETS, NET

NOTE 9 – INTANGABLE ASSETS, NET

	As of December 31, 2019
	Gross carrying value	Accumulated amortization and impairment	Net carrying value

Software	$182,893	$182,704	$189
Trademarks	1,223,302	1,223,302	-
Patents	54,564,009	7,265,078	47,298,931
	$55,970,204	$8,671,084	$47,299,120

	As of December 31, 2018
	Gross carrying value	Accumulated amortization and impairment	Net carrying value

Software	$3,179,437	$3,178,785	$652
Trademarks	1,243,443	1,243,443	-
Patents	54,572,127	1,808,781	52,763,346
	$58,995,007	$6,231,009	$52,763,998

The Company recognized an impairment loss on software of $0, $724,437 and $0 for the years ended December 31, 2019, 2018 and 2017, respectively, for the railway platform software which was replaced by the software developed by Suzhou Superengine.

Amortization expense of intangible assets was $5,457,414, $2,223,592 and $613,066 for the years ended December 31, 2019, 2018 and 2017, respectively.

As of December 31, 2019, future minimum amortization expenses in respect of intangible assets are as follows:

Year ending December 31,	Principal
2020	$5,457,147
2021	5,456,956
2022	5,456,956
2023	5,456,956
2024	5,456,956
Thereafter	20,014,149
$47,299,120